COMMITMENTS AND CONTINGENCIES	11 Months Ended
Dec. 31, 2021
CIK 0001844840 Artisan Acquisition Corp
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 13, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) have registration and shareholder rights to require the Company to register a sale of any of its securities held by them. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

In connection with the Initial Public Offering, the Underwriters were granted a 45-day option from the date of the prospectus to purchase up to 4,500,000 additional Units to cover over-allotments. On May 25, 2021, the Underwriters partially exercised the over-allotment option to purchase an additional 3,934,235 Units at an offering price of $10.00 per Unit, generating additional gross proceeds of $39,342,350 to the Company.

The Underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,786,847 in the aggregate upon the closing of the Initial Public Offering and the partial exercise of the over-allotment option. In addition, the Underwriters will be entitled to a deferred fee of $0.35 per Unit, or $11,876,982 in the aggregate. Subject to the terms of the underwriting agreement, (i) the deferred fee will be placed in the Trust Account and released to the Underwriters only upon the completion of a Business Combination and (ii) the deferred fee will be waived by the Underwriters in the event that the Company does not complete a Business Combination.

Placement and Advisory Fees

On July 17, 2021, the Company entered into an agreement (which was amended on October 7, 2021) with certain investment banks (the "PIPE Placement Agents") to assist in raising the funds in the PIPE financing (see Note 1). The agreement calls for the PIPE Placement Agents to receive a contingent fee equal to 1.5% (or $900,000) of the gross proceeds received by the Company from the PIPE Financing.

On July 20, 2021, the Company entered into an engagement letter with an investment bank (the "M&A Advisor") for advisory services such as analyzing, structuring, negotiating, and effecting the Business Combination, pursuant to which the Company will pay the M&A Advisor a fee of $3,000,000 contingent upon the consummation of the Business Combination.

On November 8, 2021, the Company entered into an agreement with certain investment banks (the "FPA Placement Agents") pursuant to which the FPA Placement Agents will receive a contingent fee equal to 3.5% (or $2,100,000) of the gross proceeds received by the Company from the Forward Purchase Agreements (see Note 1) for services in connection with raising the funds to be received pursuant to the Forward Purchase Agreements.